INTANGIBLE ASSETS AND GOODWILL, NET	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
11	INTANGIBLE ASSETS AND GOODWILL, NET

a)	Intangible assets -

The movement of intangible assets with limited useful life for the years ended December 31, 2017, 2016 and 2015 is as follows:

Description	Client relationships (i)	Rights of use	Brand name (ii)	Fund manager contract (iii)	Core deposits intangible	Software and developments	Intangible in progress	Other	2017	2016	2015
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	406,186	55,900	261,715	100,608	21,100	1,614,338	302,747	26,841	2,789,435	2,512,114	2,329,549
Additions	–	–	–	–	–	88,466	182,984	272	271,722	277,346	276,564
Transfers	–	–	–	–	–	180,129	(180,129)	–	–	–	(3,299)
Disposals and others	1,019	–	384	877	–	26,319	609	–	29,208	(25)	(90,700)
Balances at December 31	407,205	55,900	262,099	101,485	21,100	1,909,252	306,211	27,113	3,090,365	2,789,435	2,512,114

Accumulated amortization -
Balance at January 1	190,354	55,900	86,391	5,843	9,681	1,089,884	–	26,841	1,464,894	1,242,843	1,043,886
Amortization of the year	30,310	–	14,792	2,049	3,516	190,413	–	–	241,080	224,216	218,874
Disposals and others	10,888	–	10,470	(5,153)	(10)	25,306	–	–	41,501	(2,165)	(19,917)
Balance at December 31	231,552	55,900	111,653	2,739	13,187	1,305,603	–	26,841	1,747,475	1,464,894	1,242,843

Net carrying amount	175,653	–	150,446	98,746	7,913	603,649	306,211	272	1,342,890	1,324,541	1,269,271

During the year 2017 additions are mainly related to the implementation and development of various IT projects such as Nuevo HomeBanking Alta, opening of savings accounts in Kiosco, Yape, User IT, Retail Credits, Effectiveness in approval and Portal Via BCP (implementation of a technological platform, which is used for the administration of the insurance segment of the group, and to develop applications related to customer service channels, and implementation of treasury solutions during the year 2016).

(i)	Client relationships -

This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	107,018	119,367
Mibanco	39,093	51,121
Inversiones IMT	26,206	26,438
Mibanco - Edyficar Perú	3,336	5,155
Credicorp Capital Colombia - Correval	–	13,751
Net carrying amount	175,653	215,832

(ii)	Brand name -

This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Mibanco	145,095	151,923
Inversiones IMT	5,351	9,941
Credicorp Capital Colombia - Correval	–	13,460
Net carrying amount	150,446	175,324

(iii)	Fund manager contract -

This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Credicorp Capital Colombia - Correval	52,635	49,287
Inversiones IMT	46,111	45,478
Net carrying amount	98,746	94,765

Management has assessed at each reporting date that there was no indication that client relationships, rights of use, brand name, fund management contract and software and developments may be impaired.

b)	Goodwill -

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2017	2016
	S/(000)	S/(000)

Mibanco - Edyficar Perú	273,694	273,694
Prima AFP – AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	77,746	80,022
Banco de Crédito del Perú	52,359	52,359
Inversiones IMT	41,290	39,284
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Crediseguro Seguros Personales	96	-
Net carrying amount	635,975	636,149

The recoverable amount of all of the CGUs has been determined based on the calculations of the fair value less selling costs, which is the present value of the discounted cash flows determined principally with assumptions of projection of revenue and expenses (based on efficiency ratios).

Balances of goodwill from Inversiones IMT and Credicorp Capital Colombia are impacted by the volatility of the exchange rate of the local currency of the countries in which they operate against the exchange rate of Grupo Credicorp’s functional currency.

The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2017 and 2016:

	At December 31, 2017
Description	Terminal value growth rate	Discount rate
	%	%

Mibanco - Edyficar Perú	3.00	12.43
Prima AFP – AFP Unión Vida	1.00	9.41
Credicorp Capital Colombia	3.80	12.63
Banco de Crédito del Perú	5.00	11.46
Inversiones IMT	5.25	11.72
Pacífico Seguros (*)	5.00	11.24 and 12.38
Atlantic Security Holding Corporation	2.00	10.31

(*)
As of December 31, 2017, corresponds to the discount rates used by the Group to determine the recoverable value for the non-life and life insurance business lines cash flows that comprised this CGU as a result of the merger, See Note 2(a).

	At December 31, 2016
Description	Terminal value growth rate	Discount rate
	%	%

Mibanco - Edyficar Perú	3.00	12.48
Prima AFP - AFP Unión Vida	1.20	8.73
Credicorp Capital Colombia	3.80	13.44
Banco de Crédito del Perú	5.00	12.48
Inversiones IMT	5.25	12.41
Pacífico Seguros	5.00	11.66
Atlantic Security Holding Corporation	2.00	11.17

Five or ten years of cash flows, depending on the business maturity, were included in the discounted cash flow model. The growth rate estimates are based on past performance and management’s expectations of market development. A long-term growth rate to perpetuity has been determined taking into account forecasts included in industry reports.

Discount rates represent the current market assessment of the risks specific to each CGU. The discount rate is derived from the capital asset pricing model (CAPM). The cost of equity is derived from the expected return on investment by the Group’s investors, specific risk incorporated by applying individual comparable beta factors adjusted by the debt structure of each CGU and country and market risk specific premiums to each CGU. The beta factors are evaluated annually based on publicly available market data.

During the year 2015, the Group recorded a gross impairment loss amounting to S/82.4 million (S/0.1 million during the year 2016), as a result of the assessment of the recoverable amount of the CGU “Inversiones IMT”, amounting to S/234.3 million, decreasing in relation to prior years due to the lower revenues generated compared to those originally budgeted by Management and for the changes expected in the payment of taxes attributable to the parent company resulting from the tax law reform presented in Chile.

The key assumptions described above may change if the conditions of the economy and market change. At December 31, 2017, the Group estimates that reasonably possible changes in these assumptions would not cause the recoverable amount of all CGUs to decline below their carrying amount.